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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2000
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:            New Frontier Capital, L.P.
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Address:         919 Third Avenue, 6th Floor
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                 New York, NY 10022
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Form 13F File Number:  28-05537
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William L. Musser, Jr.
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Title:   General Partner
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Phone:   212-207-4707
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Signature, Place, and Date of Signing:

/s/ William L. Musser, Jr.         New York, NY                  July 19, 2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:     21
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Form 13F Information Table Value Total:     $227,850
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                          FORM 13F INFORMATION TABLE

               Column 1            Column 2  Column 3    Column 4         Column 5           Column 6   Column 7       Column 8
                Name of            Title of                Value    Shrs or   SH/   Put/    Investment   Other     Voting Authority
                Issuer              class      CUSIP     (x$1000)   prn amt   PRN   Call    Discretion  managers  Sole  Shared  None
Altera Corp                     Com           021441100       8128     79735 SH           SOLE                     79735
Applied Matls Inc               Com           038222105       8889     98080 SH           SOLE                     98080
Citrix Sys Inc                  Com           177376100       4053    214030 SH           SOLE                    214030
Citrix Sys Inc                  Com           177376900       2178    115000 SH     CALL  SOLE                    115000
Dairy Mart Convenience Stores   Com           233860303       1345    316550 SH           SOLE                    316550
Digital Insight Corp            Com           25385P106       1419     41745 SH           SOLE                     41745
Digital Lava Inc                Com           253928105       1766    307200 SH           SOLE                    307200
E M C Corp Mass                 Com           268648102      13849    180000 SH           SOLE                    180000
High Speed Access Corp          Com           42979U102        131     20000 SH           SOLE                     20000
KLA-Tencor Corp                 Com           482480100       8024    137010 SH           SOLE                    137010
Legato Sys Inc                  Com           524651106       1714    113330 SH           SOLE                    113330
MRV Communications Inc          Com           553477100      78054   1160650 SH           SOLE                   1160650
Micron Technology Inc           Com           595112103      45445    516050 SH           SOLE                    516050
Network Assocs Inc              Com           640938106      13463    660750 SH           SOLE                    660750
Network Appliance Inc           Com           64120L104       1852     23000 SH           SOLE                     23000
Nextel Communications Inc       Cl A          65332V103      13765    224960 SH           SOLE                    224960
Novellus Sys Inc                Com           670008101       1275     22550 SH           SOLE                     22550
Presstek Inc                    Com           741113104       5342    327500 SH           SOLE                    327500
Redback Networks Inc            Com           757209101       1075      6000 SH           SOLE                      6000
Tumbleweed Communications Corp  Com           899690101       5478    107673 SH           SOLE                    107673
Winstar Communications Inc      Com           975515107      10605    313050 SH           SOLE                    313050